Share-based awards (Tables)	12 Months Ended
Mar. 31, 2019
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Cost of revenue	3,893	5,505	8,915
Product development expenses	5,712	7,374	15,378
Sales and marketing expenses	1,772	2,037	4,411
General and administrative expenses	4,618	5,159	8,787
Total	15,995	20,075	37,491

RSUs
Share-based awards
Summary of changes in the RSUs

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2018	68,424,858	100.93
Granted	24,863,988	181.74
Vested	(24,337,392)	84.31
Cancelled/forfeited	(4,604,961)	135.06
Awarded and unvested as of March 31, 2019	64,346,493	136.00
Expected to vest as of March 31, 2019 (i)	53,175,748	134.59

(i)RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

Options
Share-based awards
Summary of changes in the share options

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2018	7,938,015	70.10	4.5
Exercised	(795,809)	45.02
Cancelled/forfeited/expired	(25,000)	76.81
Outstanding as of March 31, 2019	7,117,206	72.88	3.7
Vested and exercisable as of March 31, 2019	3,258,039	75.32	3.6
Vested and expected to vest as of March 31, 2019 (i)	7,016,598	72.78	3.7

(i)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

Schedule of fair value assumptions

Year ended March 31,
2017
Risk-free interest rate (i)	1.23% – 1.30%
Expected dividend yield (ii)	0%
Expected life (years) (iii)	4.38
Expected volatility (iv)	31.7% – 33.2%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on the average between the vesting period and the contractual term for each grant.
(iv)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.

Partner Capital Investment Plan | Subscription rights
Share-based awards
Schedule of fair value assumptions

	Year ended March 31,
	2017	2018	2019
Risk-free interest rate (i)	1.86%	2.07%	2.94%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	8.25	8.25	8.25
Expected volatility (iv)	39.0%	34.2%	33.0%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights is based on management’s estimate on timing of redemption for ordinary shares by the participants.
(iv)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to expected life of each right.